STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS - SAI DATED JANUARY 1, 2007
AMERICAN CENTURY TARGET MATURITIES TRUST - SAI DATED FEBRUARY 1, 2007
AMERICAN CENTURY INTERNATIONAL BOND FUNDS - SAI DATED MAY 1, 2007
AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC. - SAI DATED MAY 1, 2007
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - SAI DATED MAY 1, 2007
AMERICAN CENTURY MUNICIPAL TRUST - SAI DATED OCTOBER 1, 2006

Supplement dated August 3, 2007

THE FOLLOWING REPLACES THE INTERESTED TRUSTEE/DIRECTOR AND INDEPENDENT
TRUSTEES/DIRECTORS TABLES UNDER MANAGEMENT IN THE STATEMENT OF ADDITIONAL
INFORMATION.

Interested Trustee
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JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Trustee (since 2007) and President (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries. Managing Director, MORGAN STANLEY (March 2000 to November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 109

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
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Independent Trustees
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JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Trustee (since 2005)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, REGIS
MANAGEMENT COMPANY, LLC (April 2004 to present); Partner and Founder, BAY
PARTNERS (Venture capital firm, 1976 to present); Partner and Founder, WARE &
FREIDENRICH (1968 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
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RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUNDS: Trustee (since 1995) and Chairman of the Board
(since 2005)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, STANFORD LAW SCHOOL (1979 to present); Marc and Eva Stern
Professor of Law and Business, COLUMBIA UNIVERSITY SCHOOL OF LAW (1992 to
present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
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KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUNDS: Trustee (since 2001)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer and Chief
Investment Officer, HALL CAPITAL PARTNERS, LLC (April 2002 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
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PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUNDS: Trustee (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, COMMERCE ONE, INC. (software and services provider)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, INTRAWARE, INC.
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MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1941

POSITION(S) HELD WITH FUNDS: Trustee (since 1980)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, PLATINUM GROVE ASSET
MANAGEMENT, L.P. and a Partner, OAK HILL CAPITAL MANAGEMENT (1999 to present);
Frank E. Buck Professor of Finance-Emeritus, STANFORD GRADUATE SCHOOL OF
BUSINESS (1996 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, DIMENSIONAL FUND ADVISORS
(investment advisor, 1982 to present); Director, CHICAGO MERCANTILE EXCHANGE
(2000 to present)
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JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUNDS: Trustee (since 2002)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, STANFORD
UNIVERSITY (1973 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, CADENCE DESIGN SYSTEMS (1992 to
present)
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JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Trustee (since 1984)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
WINDY HILL PRODUCTIONS, LP (educational software)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
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THE FOLLOWING REPLACES THE AUDIT AND COMPLIANCE COMMITTEE AND QUALITY OF SERVICE
COMMITTEE DESCRIPTIONS UNDER MANAGEMENT IN THE STATEMENT OF ADDITIONAL
INFORMATION.

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COMMITTEE: Audit and Compliance

MEMBERS: Peter F. Pervere, Ronald J. Gilson, Jeanne D. Wohlers

FUNCTION: The Audit and Compliance Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent trustees, and oversees the activities of the funds' independent registered public accounting firm. The committee receives reports from the advisor's Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
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COMMITTEE: Quality of Service

MEMBERS: John B. Shoven, Ronald J. Gilson, Peter F. Pervere

FUNCTION: The Quality of Service Committee reviews the level and quality of transfer agent and administrative services provided to the funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and seeks to improve such services where feasible and appropriate.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 5
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American Century Investment Services, Inc., Distributor

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